Consolidated Quarterly Holdings Report
for
Strategic Advisers® Alternatives Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
August 31, 2026
SAA-NPRT1-1026
1.9905803.104
Alternative Funds - 74.2%
	Shares	Value ($)
Absolute Convertible Arbitrage Fund Investor Shares	10,631,488	126,939,968
AGF U.S. Market Neutral Anti-Beta Fund	1,944,444	23,838,883
American Beacon AHL Managed Futures Strategy Fund R5 Class	4,107,311	44,441,100
AQR Equity Market Neutral Fund Class R6	8,540	103,587
BlackRock Global Equity Market Neutral Fund A Shares	20,857,263	314,110,385
BlackRock Systematic Multi-Strategy Fund Investor A Shares	7,965,819	82,127,597
BlackRock Tactical Opportunities Fund Class K Shares	4,595,060	81,792,074
Federated Hermes MDT Market Neutral Fund A Shares	8,773,026	198,007,202
Fidelity SAI Alternative Risk Premia Commodity Strategy Fund (d)	2,979,378	23,030,589
Fidelity SAI Alternative Risk Premia Currency Strategy Fund (d)	563	5,199
Fidelity SAI Convertible Arbitrage Fund (d)	51,587,475	583,454,342
First Trust Merger Arbitrage Fund Class I	4,996,158	54,208,309
Fulcrum Diversified Absolute Return Fund Super Institutional Class	5,439,078	55,206,642
John Hancock Diversified Macro Fund Class A	567	5,306
Miller Market Neutral Income Fund Class I	6,682,824	75,783,228
Stone Ridge Diversified Alternatives Fund Class I	21,228,382	225,445,421
The Merger Fund Class A	8,744,962	154,610,931
TOTAL ALTERNATIVE FUNDS (Cost $1,932,649,020)		2,043,110,763

Asset-Backed Securities - 0.3%
		Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.0%
Unity-Peace Park CLO Ltd Series 2026-1A Class A1R, CME Term SOFR 3 month Index + 1.06%, 4.7892% 4/20/2035 (e)(f)(g)		300,000	300,187
BERMUDA - 0.0%
SYMP Series 2025-32A Class AR, CME Term SOFR 3 month Index + 1.15%, 4.9022% 10/23/2035 (e)(f)(g)		250,000	250,204
CANADA - 0.0%
CARDS II Trust Series 2026-1A Class A, U.S. SOFR Index + 0.6%, 4.247% 4/15/2031 (e)(f)(g)		500,000	501,676
Evergreen Credit Card Trust Series 2025-1A Class A, U.S. SOFR Index + 0.59%, 4.237% 10/15/2029 (e)(f)(g)		500,000	501,275
TOTAL CANADA			1,002,951
GRAND CAYMAN (UK OVERSEAS TER) - 0.2%
AGL CLO 14 Ltd Series 2025-14A Class AR, CME Term SOFR 3 month Index + 1.13%, 4.8637% 12/2/2034 (e)(f)(g)		300,000	300,259
KKR CLO 16 Ltd Series 2025-16 Class A1R3, CME Term SOFR 3 month Index + 1.14%, 4.8692% 10/20/2034 (e)(f)(g)		250,000	250,273
KKR CLO Ltd Series 2025-33A Class AR, CME Term SOFR 3 month Index + 1.08%, 4.8092% 7/20/2034 (e)(f)(g)		250,000	250,019
Lcm 31 Ltd Series 2024-31A Class AR, CME Term SOFR 3 month Index + 1.28%, 5.0092% 7/20/2034 (e)(f)(g)		300,000	300,110
Madison Park Funding XLIX Ltd Series 2025-49A Class AR, CME Term SOFR 3 month Index + 1.05%, 4.7792% 10/19/2034 (e)(f)(g)		300,000	300,279
Madison Park Funding XXXIX Ltd Series 2026-39A Class ARR, CME Term SOFR 3 month Index + 1.03%, 4.7632% 10/22/2034 (e)(f)(g)		300,000	300,270
Marble Point CLO XXIV Ltd Series 2026-1A Class A1R, CME Term SOFR 3 month Index + 1.09%, 4.8192% 4/20/2035 (e)(f)(g)		300,000	299,925
MF1 Multifamily Housing Mortgage Loan Trust Series 2021-FL7 Class A, CME Term SOFR 1 month Index + 1.1945%, 4.8333% 10/16/2036 (e)(f)(g)		62,588	62,643
OFSI BSL Xi Ltd Series 2024-10A Class AR, CME Term SOFR 3 month Index + 1.27%, 4.9992% 4/20/2034 (e)(f)(g)		430,359	430,590
Sound Point CLO XXVIII Ltd Series 2024-3A Class A1R, CME Term SOFR 3 month Index + 1.28%, 5.0902% 1/25/2032 (e)(f)(g)		383,284	383,776
Symphony CLO XXIX Ltd Series 2025-29A Class AR, CME Term SOFR 3 month Index + 1.15%, 4.9029% 10/15/2035 (e)(f)(g)		250,000	250,207
Wellfleet CLO Ltd Series 2025-2A Class A1R, CME Term SOFR 3 month Index + 1.15%, 4.9029% 7/15/2034 (e)(f)(g)		250,000	250,133
TOTAL GRAND CAYMAN (UK OVERSEAS TER)			3,378,484
IRELAND - 0.0%
CVC Cordatus Loan Fund XXXI DAC Series 2026-31A Class AR, 3 month EURIBOR + 1.22%, 3.621% 6/15/2037 (e)(f)(g)	EUR	250,000	290,389
Tikehau CLO XII DAC Series 2026-12AR Class AR, 3 month EURIBOR + 1.2%, 3.685% 10/20/2038 (e)(f)(g)	EUR	500,000	580,775
TOTAL IRELAND			871,164
LUXEMBOURG - 0.0%
Fact SA Series 2024-1 Class A, 1 month EURIBOR + 0.65%, 2.851% 9/22/2031 (e)(f)(h)	EUR	244,254	283,856
UNITED STATES - 0.1%
GM Financial Consumer Automobile Receivables Trust Series 2026-3 Class A2B, U.S. 30-Day Avg. SOFR Index + 0.3%, 3.9341% 5/16/2029 (e)(f)		600,000	599,944
SFS Auto Receivables Securitization Trust Series 2026-2A Class A2A, 4.27% 10/22/2029 (g)		600,000	599,079
SFS Auto Receivables Securitization Trust Series 2026-2A Class A2B, U.S. 30-Day Avg. SOFR Index + 0.47%, 4.1088% 10/22/2029 (e)(f)(g)		600,000	600,628
TOTAL UNITED STATES			1,799,651
TOTAL ASSET-BACKED SECURITIES (Cost $7,882,809)			7,886,497

Collateralized Mortgage Obligations - 0.1%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.0%
Mortgage House Rmbs Osmium Series 2024-2 Class A1L, 1 month Australian Financial Market Rate + 1.3%, 5.6125% 3/15/2056 (e)(f)	AUD	143,214	102,850
Orde Trust Series 2025-1 Class A1L, 1 month Australian Financial Market Rate + 1.15%, 5.4642% 6/11/2056 (e)(f)	AUD	511,238	367,042
TOTAL AUSTRALIA			469,892
UNITED KINGDOM - 0.0%
Harvest Funding PLC Series 2026-1A Class A, SONIA Overnight Deposit Rates SWAP + 0.9%, 4.6475% 11/15/2069 (f)(g)	GBP	87,947	118,991
Polaris Series 2026-1A Class A, SONIA Overnight Deposit Rates SWAP + 0.73%, 4.4662% 6/27/2070 (f)(g)	GBP	199,090	268,806
TOTAL UNITED KINGDOM			387,797
UNITED STATES - 0.1%
Fannie Mae Guaranteed REMIC Series 2024-10 Class AF, U.S. 30-Day Avg. SOFR Index + 0.9%, 4.4923% 12/25/2050 (e)(f)		48,505	48,880
Fannie Mae Guaranteed REMIC Series 2024-54 Class FC, U.S. 30-Day Avg. SOFR Index + 0.97%, 4.6132% 8/25/2054 (e)(f)		143,174	143,716
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class FA, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.7432% 6/25/2054 (e)(f)		141,764	142,096
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5383 Class AF, U.S. 30-Day Avg. SOFR Index + 1%, 4.6321% 8/15/2048 (e)(f)		48,368	48,485
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5442 Class FB, U.S. 30-Day Avg. SOFR Index + 0.97%, 4.6132% 8/25/2054 (e)(f)		197,354	198,294
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5480 Class FG, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7932% 12/25/2054 (e)(f)		154,090	155,053
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class UF, U.S. 30-Day Avg. SOFR Index + 0.9%, 4.5432% 11/25/2054 (e)(f)		166,570	167,178
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5567 Class FB, U.S. 30-Day Avg. SOFR Index + 1%, 4.6432% 8/25/2055 (e)(f)		212,382	213,879
Ginnie Mae Mortgage pass-thru certificates Series 2017-H05 Class FC, CME Term SOFR 1 month Index + 0.8645%, 4.5319% 2/20/2067 (e)(f)		433,163	434,690
Ginnie Mae Mortgage pass-thru certificates Series 2023-H20 Class FL, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.7388% 5/20/2073 (e)(f)		145,056	146,773
Ginnie Mae Mortgage pass-thru certificates Series 2024-H12 Class FC, U.S. 30-Day Avg. SOFR Index + 0.9%, 4.5388% 7/20/2074 (e)(f)		373,937	378,940
TOTAL UNITED STATES			2,077,984
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,884,758)			2,935,673

Fixed-Income Funds - 10.3%
	Shares	Value ($)
Eaton Vance Global Macro Absolute Return Advantage Fund Class A (Cost $217,108,754)	22,423,769	283,436,443

Foreign Government and Government Agency Obligations - 0.0%
		Principal Amount (a)	Value ($)
BRAZIL - 0.0%
Brazilian Federative Republic Treasury Bills 0% 10/1/2026 (i)	BRL	200,000	38,186
KUWAIT - 0.0%
State of Kuwait 5.039% 7/29/2029 (g)		400,000	400,084
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $437,881)			438,270

Non-Convertible Corporate Bonds - 0.7%
	Principal Amount (a)	Value ($)
CANADA - 0.1%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc 3.2% 3/15/2027	500,000	496,697
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Canadian Natural Resources Ltd 3.85% 6/1/2027	400,000	397,932
Enbridge Inc 3.7% 7/15/2027	200,000	198,554
TOTAL ENERGY		596,486
Financials - 0.0%
Banks - 0.0%
Royal Bank of Canada U.S. SOFR Averages Index + 0.82%, 4.4587% 3/27/2028 (e)(f)	500,000	501,260
TOTAL CANADA		1,594,443
FINLAND - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Kuntarahoitus Oyj U.S. SOFR Averages Index + 1%, 4.645% 2/2/2029 (e)(f)(g)	800,000	813,452
FRANCE - 0.0%
Financials - 0.0%
Banks - 0.0%
Banque Federative du Credit Mutuel SA U.S. SOFR Index + 0.99%, 4.6317% 10/16/2028 (e)(f)(g)	200,000	201,145
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
BMW US Capital LLC 4.75% 3/21/2028 (g)	300,000	300,113
IRELAND - 0.0%
Financials - 0.0%
Consumer Finance - 0.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	700,000	707,295
JAPAN - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
NTT Finance Corp 5.104% 7/2/2027 (g)	200,000	200,845
NTT Finance Corp U.S. SOFR Index + 0.83%, 4.4602% 6/20/2029 (e)(f)(g)	300,000	300,117
TOTAL COMMUNICATION SERVICES		500,962
Financials - 0.1%
Banks - 0.1%
Mizuho Financial Group Inc U.S. SOFR Index + 0.85%, 4.4826% 7/13/2030 (e)(f)	500,000	499,498
Financial Services - 0.0%
ORIX Corp 3.95% 1/19/2027 (h)	500,000	498,633
TOTAL FINANCIALS		998,131
TOTAL JAPAN		1,499,093
SWEDEN - 0.0%
Financials - 0.0%
Banks - 0.0%
Swedbank AB 5.337% 9/20/2027 (h)	600,000	605,137
UNITED ARAB EMIRATES - 0.0%
Financials - 0.0%
Banks - 0.0%
First Abu Dhabi Bank PJSC U.S. SOFR Index + 1.15%, 4.7923% 6/3/2031 (e)(f)(h)	600,000	599,580
UNITED KINGDOM - 0.1%
Consumer Staples - 0.0%
Tobacco - 0.0%
BAT Capital Corp 3.557% 8/15/2027	500,000	495,790
Financials - 0.1%
Banks - 0.1%
Barclays PLC 5.501% 8/9/2028 (e)	300,000	302,107
HSBC Holdings PLC 4.755% 6/9/2028 (e)	500,000	500,125
		802,232
Financial Services - 0.0%
Nationwide Building Society U.S. SOFR Index + 1.29%, 4.9311% 2/16/2028 (e)(f)(g)	500,000	501,685
TOTAL FINANCIALS		1,303,917
TOTAL UNITED KINGDOM		1,799,707
UNITED STATES - 0.4%
Communication Services - 0.0%
Media - 0.0%
Cox Communications Inc 3.35% 9/15/2026 (g)	500,000	499,789
Consumer Discretionary - 0.1%
Automobiles - 0.1%
American Honda Finance Corp 4.9% 3/12/2027	500,000	501,355
General Motors Financial Co Inc 2.7% 8/20/2027	500,000	491,313
General Motors Financial Co Inc 5% 4/9/2027	200,000	200,575
		1,193,243
Hotels, Restaurants & Leisure - 0.0%
Las Vegas Sands Corp 5.9% 6/1/2027	200,000	201,600
Household Durables - 0.0%
DR Horton Inc 1.4% 10/15/2027	200,000	193,210
TOTAL CONSUMER DISCRETIONARY		1,588,053
Consumer Staples - 0.0%
Beverages - 0.0%
Keurig Dr Pepper Inc 5.1% 3/15/2027	300,000	300,732
Keurig Dr Pepper Inc U.S. SOFR Index + 0.58%, 4.2211% 11/15/2026 (e)(f)	200,000	200,097
TOTAL CONSUMER STAPLES		500,829
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Boardwalk Pipelines LP 4.45% 7/15/2027	200,000	199,802
ONEOK Inc 4% 7/13/2027	400,000	398,139
TC PipeLines LP 3.9% 5/25/2027	500,000	497,421
TOTAL ENERGY		1,095,362
Financials - 0.2%
Banks - 0.0%
Morgan Stanley Private Bank NA U.S. SOFR Index + 0.77%, 4.4069% 7/6/2028 (e)(f)	250,000	250,425
Capital Markets - 0.0%
Goldman Sachs Group Inc/The 1.542% 9/10/2027 (e)	600,000	599,586
Consumer Finance - 0.1%
Ford Motor Credit Co LLC 4.271% 1/9/2027	400,000	399,338
Ford Motor Credit Co LLC 5.8% 3/5/2027	300,000	301,477
Toyota Motor Credit Corp U.S. SOFR Averages Index + 0.58%, 4.2142% 7/9/2029 (e)(f)	500,000	500,241
		1,201,056
Financial Services - 0.1%
Penske Truck Leasing Co Lp / PTL Finance Corp 3.4% 11/15/2026 (g)	900,000	897,929
Insurance - 0.0%
Jackson National Life Global Funding 4.9% 1/13/2027 (g)	150,000	150,236
TOTAL FINANCIALS		3,099,232
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Augusta SpinCo Corp 4.321% 9/23/2027	500,000	498,377
Industrials - 0.0%
Aerospace & Defense - 0.0%
Boeing Co 2.8% 3/1/2027	300,000	297,513
Information Technology - 0.0%
Software - 0.0%
Oracle Corp 2.8% 4/1/2027	200,000	197,980
Utilities - 0.1%
Electric Utilities - 0.1%
Eversource Energy 4.6% 7/1/2027	500,000	500,280
Pacific Gas and Electric Co 2.1% 8/1/2027	200,000	195,278
Southern California Edison Co 4.4% 9/6/2026	500,000	500,014
Vistra Operations Co LLC 3.7% 1/30/2027 (g)	700,000	696,577
Vistra Operations Co LLC 4.55% 10/30/2028 (g)	200,000	197,808
		2,089,957
Multi-Utilities - 0.0%
NiSource Inc 3.49% 5/15/2027	200,000	198,738
TOTAL UTILITIES		2,288,695
TOTAL UNITED STATES		10,065,830
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $18,175,888)		18,185,795

Repurchase Agreements - 1.0%
	Maturity Amount ($)	Value ($)
Australia and New Zealand Banking Group 3.66%, dated 09/01/2026 due 09/02/2026 (b)	14,301,454	14,300,000
Repurchase Agreements*	14,201,467	14,200,000
TOTAL REPURCHASE AGREEMENTS (Cost $28,500,000)		28,500,000

U.S. Government Agency - Mortgage Securities - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Ginnie Mae II Pool 5.5% 9/1/2056 (c) (Cost $2,986,230)	3,000,000	2,980,264

Commercial Paper - 0.1%
	Yield (%) (l)	Principal Amount (a)	Value ($)
Banco de Credito e Inversiones SA/Miami FL 0% 9/3/2026	4.09	600,000	599,811
Banco Itau Chile/New York 0% 10/6/2026	4.12	400,000	398,476
Campbell's Company/The 0% 9/28/2026	4.33	700,000	697,776
LSEG US Finance Corp 0% 9/2/2026	4.06	300,000	299,936
TELUS Corp yankee 0% 9/24/2026	4.34	300,000	299,162
TOTAL COMMERCIAL PAPER (Cost $2,295,191)			2,295,161

U.S. Treasury Obligations - 0.2%
	Yield (%) (l)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 10/20/2026 (m)	3.67 to 3.72	102,000	101,483
US Treasury Bills 0% 10/22/2026 (m)	3.70 to 3.84	469,000	466,519
US Treasury Bills 0% 10/27/2026	3.74 to 3.76	1,300,000	1,292,438
US Treasury Bills 0% 10/8/2026 (m)	3.67 to 3.74	384,000	382,533
US Treasury Bills 0% 11/19/2026	3.74	1,100,000	1,090,972
US Treasury Bills 0% 12/1/2026	3.81 to 3.84	700,000	693,402
US Treasury Bills 0% 12/22/2026	3.79	1,400,000	1,383,469
US Treasury Bills 0% 12/8/2026	3.81	300,000	296,931
US Treasury Bills 0% 9/24/2026 (m)	3.63 to 3.66	155,000	154,639
TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,862,637)			5,862,386

Money Market Funds - 9.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (n)	3.69	2,784,903	2,785,460
Fidelity Investments Money Market Government Portfolio - Institutional Class (d)(o)	3.60	77,890,779	77,890,779
State Street Institutional U.S. Government Money Market Fund Premier Class (o)	3.62	187,922,197	187,922,197
TOTAL MONEY MARKET FUNDS (Cost $268,598,436)			268,598,436

Purchased Options - 0.0%
	Clearinghouse / Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Put Options
S&P 500 Index	Chicago Board Options Exchange	30	23,058,420	7,220	10/2026	102,000
S&P 500 Index	Chicago Board Options Exchange	27	20,752,578	6,850	9/2026	9,450
S&P 500 Index	Chicago Board Options Exchange	29	22,289,806	7,450	11/2026	301,890
S&P 500 Index	Chicago Board Options Exchange	45	34,587,630	4,850	7/2027	177,525
S&P 500 Index	Chicago Board Options Exchange	45	34,587,630	4,600	6/2027	132,750
S&P 500 Index	Chicago Board Options Exchange	39	29,975,946	5,100	8/2027	209,625

						933,240
TOTAL PURCHASED OPTIONS (Cost $1,781,465)						933,240

TOTAL INVESTMENT IN SECURITIES - 96.8% (Cost $2,489,163,069)	2,665,162,928
NET OTHER ASSETS (LIABILITIES) - 3.2% (j)(k)	88,129,462
NET ASSETS - 100.0%	2,753,292,390

* Repurchase Agreements
Counterparty	Lending Rate (%)	Settlement Date	Maturity Date	Repurchase Agreement Value ($)	Repurchase Agreement Proceeds ($)	Collateralized By	Collateral Coupon (%)	Collateral Maturity Date	Collateral Value Received ($)
BNP Paribas, SA	3.72	8/2026	9/2026	14,200,000	14,201,467	U.S. Treasuries (including strips)	3.375	8/2042	14,603,032
Total Repurchase Agreements				14,200,000	14,201,467				14,603,032

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 5.5% 9/1/2056	(3,700,000)	(3,675,659)
Uniform Mortgage Backed Securities 5% 9/1/2041	(900,000)	(895,781)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(4,571,440)

TOTAL TBA SALE COMMITMENTS (Proceeds $4,575,418)		(4,571,440)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
ASX 24 S&P/ASX 200 Index Contracts (Australia)	34	9/2026	5,496,609	(30,787)
ASX 24 S&P/ASX 200 Index Contracts (Australia)	2	12/2026	325,587	(451)
CBOT 10Y US Treasury Notes Contracts (United States)	940	12/2026	101,299,688	(587,837)
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	313	12/2026	34,273,500	(197,869)
CBOT 2Y US Treasury Notes Contracts (United States)	8	12/2026	1,642,250	(3,009)
CBOT Corn Contracts (United States)	70	12/2026	1,882,125	135,729
CBOT Hard Red Winter Wheat Contracts (United States)	35	12/2026	1,466,500	166,879
CBOT Soybean Contracts (United States)	30	11/2026	1,932,000	156,163
CBOT Soybean Meal Contracts (United States)	42	12/2026	1,450,260	65,882
CBOT Soybean Oil Contracts (United States)	8	12/2026	341,376	1,946
CBOT US Treasury Long Bond Contracts (United States)	332	12/2026	36,115,375	(217,700)
CBOT US Treasury Ultra Bond Contracts (United States)	167	12/2026	18,401,313	(138,540)
CBOT Wheat Contracts (United States)	29	12/2026	1,122,300	117,399
CEC Gold Bullion Contracts (United States)	2	12/2026	896,300	(21,836)
CEC Gold Bullion Contracts (United States)	139	12/2026	62,292,850	5,019,898
CME Australian Dollar Contracts (United States)	4	12/2026	286,060	421
CME Australian Dollar Contracts (United States)	342	9/2026	24,497,460	578,127
CME Cattle Feeder Contracts (United States)	6	9/2026	964,350	(52,352)
CME Cattle Feeder Contracts (United States)	14	10/2026	2,219,175	(93,321)
CME Cattle Feeder Contracts (United States)	8	11/2026	1,241,700	(82,932)
CME E-Mini Nasdaq 100 Index Contracts (United States)	5	9/2026	2,951,300	15,187
CME E-Mini Russell 2000 Index Contracts (United States)	3	9/2026	443,805	(11,332)
CME E-Mini S&P 500 Index Contracts (United States)	160	9/2026	61,592,000	1,918,297
CME Euro/CZK Cross-Currency Rate Contracts (United States)	6	9/2026	1,153,559	6,124
CME Euro/HUF Cross-Currency Rate Contracts (United States)	18	9/2026	1,715,368	(28,246)
CME Euro/PLZ Cross-Currency Rate Contracts (United States)	19	9/2026	2,547,918	(40,559)
CME Live Cattle Contracts (United States)	44	10/2026	3,743,080	(214,246)
CME Live Cattle Contracts (United States)	28	12/2026	2,403,240	(121,187)
CME Live Cattle Contracts (United States)	2	2/2027	173,180	845
CME Live Cattle Contracts (United States)	9	4/2027	784,710	(9,582)
CME Mexican Peso Contracts (United States)	214	9/2026	6,289,460	193,465
CME Mexican Peso Contracts (United States)	3	12/2026	87,540	19
CME New Zealand Dollar Contracts (United States)	75	9/2026	4,438,125	(25,000)
CME New Zealand Dollar Contracts (United States)	1	12/2026	59,315	(347)
CME South African Rand Contracts (United States)	122	9/2026	3,783,525	90,828
CME United Kingdom Pound Contracts (United States)	137	9/2026	11,601,331	130,855
CME United Kingdom Pound Contracts (United States)	2	12/2026	169,400	(673)
COMEX Copper Contracts (United States)	1	3/2027	169,663	673
COMEX Copper Contracts (United States)	28	12/2026	4,681,250	(2,555)
COMEX Silver Bullion Contracts (United States)	1	12/2026	334,950	(17,103)
Cboe VIX Index Contracts (United States)	22	12/2026	423,500	(6,690)
Cboe VIX Index Contracts (United States)	183	9/2026	3,030,535	(342,698)
Cboe VIX Index Contracts (United States)	156	10/2026	2,877,030	(176,504)
Cboe VIX Index Contracts (United States)	56	11/2026	1,066,828	(49,524)
EEX Phelix DE Baseload Contracts (Germany)	3	9/2026	1,190,356	237,332
Eurex Euro STOXX Banks Contracts (Germany)	60	9/2026	1,105,157	107,327
Eurex Euro-BTP Contracts (Germany)	159	9/2026	21,266,645	(396,606)
Eurex Euro-BTP Contracts (Germany)	5	12/2026	664,290	(119)
Euronext CAC 40 Index Contracts (France)	4	9/2026	387,842	(11,327)
Euronext MATIF Wheat Contracts (France)	64	12/2026	911,584	19,074
HKEX Hang Seng Index Contracts (Hong Kong)	6	9/2026	324,592	(1,433)
HKEX Hang Seng Tech Index Contracts (Hong Kong)	4	9/2026	649,440	(3,498)
ICE Rotterdam Coal Contracts (United Kingdom)	2	10/2026	267,400	26,678
ICE Rotterdam Coal Contracts (United Kingdom)	2	11/2026	267,500	26,178
ICE Rotterdam Coal Contracts (United Kingdom)	2	12/2026	267,500	25,478
ICE 3M SONIA Index Contracts (United States)	18	3/2027	5,847,807	(13,294)
ICE Brent Crude Oil Contracts (United Kingdom)	7	10/2026	618,590	6,192
ICE Brent Crude Oil Contracts (United Kingdom)	2	9/2026	180,980	9,732
ICE Brent Crude Oil Contracts (United Kingdom)	32	9/2026	2,895,680	9,194
ICE Cocoa Contracts (United Kingdom)	2	12/2026	131,679	19,913
ICE Cocoa Contracts (United States)	1	12/2026	67,710	10,896
ICE Coffee C Contracts (United States)	8	12/2026	934,500	7,536
ICE Coffee C Contracts (United States)	1	3/2027	112,238	(6,734)
ICE Coffee Robusta Contracts (United Kingdom)	25	11/2026	882,250	(56,281)
ICE Coffee Robusta Contracts (United Kingdom)	3	1/2027	105,540	(5,084)
ICE Cotton No 2 Contracts (United States)	15	12/2026	698,550	79,823
ICE Endex Bull Carbon Emission Contracts (Netherlands)	19	12/2026	1,833,971	72,520
ICE FTSE 100 Index Contracts (United Kingdom)	301	9/2026	44,195,168	576,826
ICE Frozen Concentrated Orange Juice Contracts (United States)	3	11/2026	61,763	(6,015)
ICE Gas Oil Contracts (United Kingdom)	4	11/2026	486,800	78,481
ICE Gas Oil Contracts (United Kingdom)	5	11/2026	608,500	21,569
ICE Gas Oil Contracts (United Kingdom)	4	12/2026	462,900	25,520
ICE Gas Oil Contracts (United Kingdom)	4	9/2026	539,100	197,970
ICE Gas Oil Contracts (United Kingdom)	18	10/2026	2,310,300	189,230
ICE Long GILT Futures (United Kingdom)	541	12/2026	63,145,358	19,058
ICE Natural Gas Contracts (Netherlands)	10	10/2026	581,465	116,683
ICE Natural Gas Contracts (United Kingdom)	10	9/2026	692,326	77,537
ICE US Sugar Contracts (United States)	77	2/2027	1,623,899	79,312
ICE White Sugar Contracts (United Kingdom)	4	9/2026	102,880	9,498
ICE White Sugar Contracts (United Kingdom)	20	11/2026	520,300	(2,135)
IDEM FTSE MIB Index Contracts (Italy)	35	9/2026	10,710,566	108,419
JSE FTSE TOP 40 Index Contracts (South Africa)	2	9/2026	134,647	2,620
KRX KOSPI 200 Index Contracts (South Korea)	69	9/2026	13,472,206	(2,035,305)
KRX USD Contracts (South Korea)	578	9/2026	5,786,806	(186,209)
KRX USD Contracts (South Korea)	6	10/2026	60,246	(2)
LME Aluminum Contracts (United Kingdom)	4	10/2026	324,361	(7,816)
LME Lead Contracts (United Kingdom)	6	10/2026	284,318	(23)
LME Zinc Contracts (United Kingdom)	13	9/2026	1,291,332	157,994
LME Zinc Contracts (United Kingdom)	13	10/2026	1,271,153	114,634
LME Zinc Contracts (United Kingdom)	7	11/2026	680,640	225
LME Zinc Contracts (United Kingdom)	4	12/2026	386,775	(1,941)
MEFF IBEX 35 Index Contracts (Spain)	5	9/2026	1,162,857	(1,260)
NYMEX Gasoline RBOB Contracts (United States)	2	11/2026	229,496	12,609
NYMEX Gasoline RBOB Contracts (United States)	1	10/2026	121,346	7,185
NYMEX Gasoline RBOB Contracts (United States)	3	10/2026	364,039	23,124
NYMEX Gasoline RBOB Contracts (United States)	6	9/2026	775,404	92,316
NYMEX Gasoline RBOB Contracts (United States)	9	9/2026	1,163,106	69,838
NYMEX Heating Oil Contracts (United States)	1	10/2026	178,571	28,407
NYMEX Heating Oil Contracts (United States)	1	11/2026	171,163	10,288
NYMEX Heating Oil Contracts (United States)	3	9/2026	555,736	86,226
NYMEX Heating Oil Contracts (United States)	4	9/2026	740,981	71,997
NYMEX Natural Gas Contracts (United States)	2	1/2027	71,880	(1,264)
NYMEX Natural Gas Contracts (United States)	4	11/2026	140,720	(6,438)
NYMEX Natural Gas Contracts (United States)	4	12/2026	157,720	(4,938)
NYMEX Natural Gas Contracts (United States)	154	9/2026	4,519,900	188,859
NYMEX Natural Gas Contracts (United States)	18	10/2026	551,520	12,515
NYMEX WTI Crude Oil Contracts (United States)	2	11/2026	164,140	10,743
OMX Stockholm 30 Contracts (Sweden)	52	9/2026	1,799,815	30,063
OSE TOPIX Contracts (Japan)	36	9/2026	9,388,169	400,371
SGX FTSE China A50 Index Contracts (Singapore)	637	9/2026	9,365,174	41,925
SGX FTSE Taiwan Index Contracts (Singapore)	32	9/2026	5,128,640	98,543
SGX MSCI Singapore Index Contracts (Singapore)	165	9/2026	7,067,442	42,527
SGX Nikkei 225 Index Contracts (Singapore)	1	9/2026	208,028	306
TME 10Y Canadian Bond Contracts (Canada)	221	12/2026	18,688,409	(123,909)
TME 3M CORRA Contracts (Canada)	7	3/2027	1,230,979	(151)
TME 3M CORRA Contracts (Canada)	10	6/2027	1,753,761	(1,373)
TME 3M CORRA Contracts (Canada)	9	9/2027	1,574,895	(2,261)
TME 3M CORRA Contracts (Canada)	8	12/2027	1,397,814	(2,340)
TME 3M CORRA Contracts (Canada)	7	3/2028	1,222,014	(2,315)
TME 3M CORRA Contracts (Canada)	1	6/2028	174,474	(128)
TME 5Y Canadian Bond Contracts (Canada)	44	12/2026	3,545,842	(11,997)
TME S&P/TSX 60 Index Contracts (Canada)	72	9/2026	22,117,162	639,830
WSE WIG 20 Index Contracts (Poland)	48	9/2026	1,035,095	66,855
TOTAL LONG				7,601,637
SHORT
ASX 10Y Australian Treasury Bond Contracts (Australia)	(152)	9/2026	(11,657,238)	123,571
ASX 3Y Australia Treasury Bond Contracts (Australia)	(269)	9/2026	(19,991,992)	46,482
ASX 90 Day Bill Contract (Australia)	(44)	3/2027	(31,163,862)	11,924
ASX 90 Day Bill Contract (Australia)	(28)	6/2027	(19,832,032)	8,386
ASX 90 Day Bill Contract (Australia)	(22)	9/2027	(15,584,590)	6,098
ASX 90D Bill Contract (Australia)	(13)	12/2027	(9,210,423)	3,468
ASX 90D Bill Contracts (Australia)	(64)	12/2026	(45,333,673)	13,621
CBOT 2Y US Treasury Notes Contracts (United States)	(727)	12/2026	(149,239,469)	313,997
CBOT 5Y US Treasury Notes Contracts (United States)	(371)	12/2026	(39,236,148)	184,243
CBOT Corn Contracts (United States)	(99)	12/2026	(2,661,863)	(320,370)
CBOT Corn Contracts (United States)	(2)	7/2027	(55,975)	(7,167)
CBOT Corn Contracts (United States)	(4)	5/2027	(111,700)	(10,160)
CBOT Corn Contracts (United States)	(15)	3/2027	(414,188)	(42,387)
CBOT Corn Contracts (United States)	(1)	9/2027	(26,450)	(2,440)
CBOT E-Mini Dow Jones Industrial Average Index Contracts (United States)	(69)	9/2026	(18,367,800)	(506,754)
CBOT Hard Red Winter Wheat Contracts (United States)	(102)	12/2026	(4,273,800)	(521,015)
CBOT Hard Red Winter Wheat Contracts (United States)	(6)	5/2027	(256,500)	(19,540)
CBOT Hard Red Winter Wheat Contracts (United States)	(18)	3/2027	(766,125)	(68,644)
CBOT Soybean Contracts (United States)	(49)	11/2026	(3,155,600)	(274,659)
CBOT Soybean Contracts (United States)	(5)	1/2027	(325,813)	(21,137)
CBOT Soybean Meal Contracts (United States)	(24)	12/2026	(828,720)	(79,889)
CBOT Soybean Meal Contracts (United States)	(6)	10/2026	(203,160)	(11,845)
CBOT Soybean Meal Contracts (United States)	(2)	3/2027	(69,880)	(3,485)
CBOT Soybean Meal Contracts (United States)	(1)	5/2027	(35,100)	(2,652)
CBOT Soybean Meal Contracts (United States)	(3)	1/2027	(104,340)	(8,327)
CBOT Soybean Oil Contracts (United States)	(5)	10/2026	(212,490)	(3,774)
CBOT Soybean Oil Contracts (United States)	(27)	12/2026	(1,152,144)	(48,073)
CBOT Soybean Oil Contracts (United States)	(3)	1/2027	(127,998)	(3,739)
CBOT Soybean Oil Contracts (United States)	(1)	3/2027	(42,630)	(1,352)
CBOT Soybean Oil Contracts (United States)	(1)	5/2027	(42,582)	(1,466)
CBOT Soybeans Contracts (United States)	(2)	3/2027	(130,900)	(10,442)
CBOT Soybeans Contracts (United States)	(1)	5/2027	(65,700)	(5,377)
CBOT Wheat Contracts (United States)	(1)	5/2027	(39,675)	(5,502)
CBOT Wheat Contracts (United States)	(35)	12/2026	(1,354,500)	(166,954)
CBOT Wheat Contracts (United States)	(4)	3/2027	(157,650)	(16,785)
CBOT Wheat Contracts (United States)	(1)	7/2027	(39,288)	(3,465)
CME 3M SOFR Index Contracts (United States)	(587)	12/2027	(140,476,438)	1,071,651
CME 3M SOFR Index Contracts (United States)	(376)	6/2028	(90,052,000)	602,722
CME 3M SOFR Index Contracts (United States)	(354)	9/2028	(84,796,275)	474,407
CME 3M SOFR Index Contracts (United States)	(553)	3/2028	(132,395,113)	1,068,532
CME 3M US SOFR Index Contracts (United States)	(527)	6/2027	(126,196,738)	1,179,035
CME 3M US SOFR Index Contracts (United States)	(232)	12/2028	(55,572,700)	163,448
CME 3M US SOFR Index Contracts (United States)	(542)	9/2027	(129,707,375)	1,242,124
CME 3M US SOFR Index Contracts (United States)	(575)	3/2027	(137,877,813)	1,243,572
CME Canadian Dollar Contracts (United States)	(322)	9/2026	(23,253,230)	(102,501)
CME Canadian Dollar Contracts (United States)	(5)	12/2026	(362,650)	976
CME E-Mini Russell 2000 Index Contracts (United States)	(1)	12/2026	(149,978)	(2)
CME E-Mini Russell 2000 Index Contracts (United States)	(364)	9/2026	(53,848,340)	(50,682)
CME E-Mini S&P MidCap 400 Index Contracts (United States)	(9)	9/2026	(3,390,390)	9,035
CME Euro Contracts (United States)	(781)	9/2026	(113,464,656)	(457,645)
CME Euro Contracts (United States)	(16)	12/2026	(2,332,700)	7,944
CME Euro/NOK Cross-Currency Rate Contracts (United States)	(8)	9/2026	(1,163,077)	9,872
CME Euro/SWK Cross-Currency Rate Contracts (United States)	(8)	9/2026	(1,161,558)	(17,707)
CME Israel Sheckel Contracts (United States)	(10)	9/2026	(3,344,900)	63,282
CME Japanese Yen Contracts (United States)	(475)	9/2026	(37,192,500)	102,817
CME Japanese Yen Contracts (United States)	(14)	12/2026	(1,104,075)	3,425
CME Lean Hogs Contracts (United States)	(19)	10/2026	(635,930)	9,177
CME Lean Hogs Contracts (United States)	(15)	10/2026	(502,050)	5,234
CME Lean Hogs Contracts (United States)	(3)	12/2026	(88,980)	4,123
CME Lean Hogs Contracts (United States)	(1)	2/2027	(30,610)	2,688
CME Lean Hogs Contracts (United States)	(1)	4/2027	(32,830)	(1,262)
CME Live Cattle Contracts (United States)	(4)	12/2026	(343,320)	5,216
CME Swiss Franc Contracts (United States)	(119)	9/2026	(18,430,869)	377,740
CME Swiss Franc Contracts (United States)	(4)	12/2026	(625,950)	3,036
COMEX Copper Contracts (United States)	(3)	12/2026	(501,563)	(25,656)
COMEX Silver Bullion Contracts (United States)	(21)	12/2026	(7,033,950)	143,714
Eurex DAX Index Contracts (Germany)	(31)	9/2026	(23,698,698)	(644,082)
Eurex Euro STOXX 50 Contracts (Germany)	(82)	9/2026	(6,131,056)	(54,095)
Eurex Euro-BTP Contracts (Germany)	(13)	9/2026	(1,738,782)	18,921
Eurex Euro-Bobl Contracts (Germany)	(281)	9/2026	(36,980,616)	621,486
Eurex Euro-Bobl Contracts (Germany)	(13)	12/2026	(1,715,528)	2,697
Eurex Euro-Bund Contracts (Germany)	(181)	9/2026	(25,914,250)	551,338
Eurex Euro-Bund Contracts (Germany)	(9)	12/2026	(1,279,773)	2,688
Eurex Euro-Buxl Contracts (Germany)	(88)	9/2026	(10,595,752)	516,346
Eurex Euro-Buxl Contracts (Germany)	(2)	12/2026	(239,465)	1,392
Eurex Euro-OAT Contracts (Germany)	(90)	9/2026	(12,099,402)	357,624
Eurex Euro-OAT Contracts (Germany)	(3)	12/2026	(400,770)	1,334
Eurex Euro-Schatz Contracts (Germany)	(1,504)	9/2026	(183,947,333)	870,932
Eurex Euro-Schatz Contracts (Germany)	(108)	12/2026	(13,193,930)	7,435
Eurex Short-Term Euro-BTP Contracts (Germany)	(77)	9/2026	(9,495,776)	32,164
Eurex Short-Term Euro-BTP Contracts (Germany)	(2)	12/2026	(245,110)	317
Euronext CAC 40 Index Contracts (France)	(58)	9/2026	(5,623,702)	136,461
Euronext MATIF Rapeseed Contracts (France)	(38)	10/2026	(1,201,130)	(40,269)
Euronext MATIF Rapeseed Contracts (France)	(7)	1/2027	(222,175)	(2,343)
Euronext MATIF Rapeseed Contracts (France)	(1)	4/2027	(31,696)	(966)
Euronext MATIF Wheat Contracts (France)	(2)	9/2026	(27,529)	(1,731)
Euronext MATIF Wheat Contracts (France)	(269)	12/2026	(3,831,504)	(275,746)
Euronext MATIF Wheat Contracts (France)	(49)	3/2027	(699,355)	(24,879)
Euronext MATIF Wheat Contracts (France)	(13)	5/2027	(186,298)	(6,204)
Euronext MATIF Wheat Contracts (France)	(5)	9/2027	(69,257)	(1,633)
HKEX Hang Seng Index Contracts (Hong Kong)	(49)	9/2026	(2,650,837)	8,317
HKEX Hang Seng Tech Index Contracts (Hong Kong)	(81)	9/2026	(13,151,152)	81,993
ICE 3M EURIBOR Index Contracts (United Kingdom)	(174)	3/2028	(48,978,759)	209,379
ICE 3M EURIBOR Index Contracts (United Kingdom)	(129)	6/2028	(36,315,585)	150,234
ICE 3M EURIBOR Index Contracts (United States)	(419)	3/2027	(118,052,610)	273,450
ICE 3M EURIBOR Index Contracts (United States)	(423)	6/2027	(119,069,053)	385,225
ICE 3M EURIBOR Index Contracts (United States)	(358)	9/2027	(100,741,203)	395,421
ICE 3M EURIBOR Index Contracts (United States)	(347)	12/2027	(97,660,917)	385,892
ICE 3M EURIBOR Index Contracts (United States)	(553)	12/2026	(156,063,840)	184,450
ICE 3M EURIBOR Index Contracts (United States)	(60)	9/2028	(16,891,841)	68,692
ICE 3M SONIA Index Contracts (United Kingdom)	(43)	6/2027	(13,941,358)	25,743
ICE 3M SONIA Index Contracts (United States)	(59)	12/2027	(19,103,857)	50,797
ICE 3M SONIA Index Contracts (United States)	(54)	3/2027	(17,543,422)	9,338
ICE 3M SONIA Index Contracts (United States)	(53)	9/2027	(17,165,580)	48,468
ICE Canola Contracts (United States)	(112)	11/2026	(1,314,310)	(82,104)
ICE Canola Contracts (United States)	(8)	1/2027	(95,045)	(6,259)
ICE Canola Contracts (United States)	(1)	3/2027	(12,000)	78
ICE Cocoa Contracts (United States)	(1)	3/2027	(69,050)	(8,213)
ICE Cocoa Contracts (United KIngdom)	(1)	3/2027	(67,520)	(12,271)
ICE Cocoa Contracts (United Kingdom)	(1)	9/2026	(64,674)	(20,248)
ICE Cocoa Contracts (United Kingdom)	(3)	12/2026	(197,518)	(42,300)
ICE Cocoa Contracts (United States)	(7)	12/2026	(473,970)	(87,728)
ICE Coffee C Contracts (United States)	(4)	12/2026	(467,250)	(72,008)
ICE Coffee Robusta Contracts (United Kingdom)	(3)	11/2026	(105,870)	7,321
ICE Cotton No 2 Contracts (United States)	(5)	12/2026	(232,850)	(13,448)
ICE Endex Bull Carbon Emission Contracts (Netherlands)	(4)	12/2026	(386,099)	620
ICE MSCI Emerging Markets Index Contracts (United States)	(136)	9/2026	(11,635,480)	568,050
ICE Natural Gas Contracts (Netherlands)	(10)	9/2026	(604,095)	(150,534)
ICE Sugar No 11 Contracts (United States)	(84)	9/2026	(1,675,565)	(299,744)
ICE US Sugar Contracts (United States)	(21)	2/2027	(442,882)	(51,774)
ICE WTI Crude Contracts (United Kingdom)	(1)	10/2026	(84,060)	29
ICE WTI Crude Contracts (United Kingdom)	(1)	9/2026	(85,760)	39
ICE White Sugar Contracts (United Kingdom)	(14)	9/2026	(360,080)	(34,712)
ICE White Sugar Contracts (United Kingdom)	(8)	11/2026	(208,120)	(7,490)
ICE White Sugar Contracts (United Kingdom)	(3)	2/2027	(78,450)	(5,384)
JSE FTSE TOP 40 Index Contracts (South Africa)	(56)	9/2026	(3,770,113)	(35,301)
KRX 10Y Korea Treasury Bond Contracts (South Korea)	(75)	9/2026	(5,791,931)	38,394
KRX 3Y Korea Treasury Bond Contracts (South Korea)	(50)	9/2026	(3,774,986)	(3,417)
LME Lead Contracts (United Kingdom)	(26)	10/2026	(1,232,043)	(12,298)
LME Nickel Contracts (United Kingdom)	(15)	10/2026	(1,510,455)	18,492
LME Zinc Contracts (United Kingdom)	(13)	9/2026	(1,291,332)	(147,771)
LME Zinc Contracts (United Kingdom)	(11)	10/2026	(1,075,591)	991
MEFF IBEX 35 Index Contracts (Spain)	(4)	9/2026	(930,285)	(1,803)
NSE IFSC Nifty 50 Index Contracts (India)	(40)	9/2026	(1,938,080)	10,613
NYMEX Natural Gas Contracts (United States)	(9)	9/2026	(264,150)	9,713
NYMEX Natural Gas Contracts (United States)	(17)	10/2026	(520,880)	(13,375)
NYMEX Palladium Bullion Contracts (United States)	(6)	12/2026	(826,980)	6,286
NYMEX Palladium Bullion Contracts (United States)	(15)	12/2026	(2,067,450)	(47,799)
NYMEX Platinum Bullion Contracts (United States)	(3)	10/2026	(269,130)	5,592
NYMEX Platinum Bullion Contracts (United States)	(12)	10/2026	(1,076,520)	(49,864)
NYMEX WTI Crude Oil Contracts (United States)	(9)	9/2026	(771,840)	(13,727)
NYMEX WTI Crude Oil Contracts (United States)	(1)	11/2026	(82,070)	(62)
NYMEX WTI Crude Oil Contracts (United States)	(1)	10/2026	(84,060)	(2,452)
OSE 10Y Japan Treasury Bond Contracts (Japan)	(12)	9/2026	(9,462,535)	96,065
OSE Nikkei 225 Index Contracts (Japan)	(1)	12/2026	(41,509)	(641)
OSE Nikkei 225 Index Contracts (Japan)	(145)	9/2026	(6,031,455)	(120,210)
OSE Nikkei 225 Index Contracts (Japan)	(18)	9/2026	(7,487,324)	(159,720)
SGX Iron Ore Index Contracts (Singapore)	(308)	10/2026	(3,060,288)	(111,287)
SGX Nikkei 225 Index Contracts (Singapore)	(12)	9/2026	(2,496,338)	(45,002)
TME 2Y Canadian Bond Contracts (Canada)	(7)	12/2026	(528,857)	737
TOTAL SHORT				9,133,365
TOTAL FUTURES CONTRACTS				16,735,002

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

AUD	159,961	USD	111,533	Deutsche Bank AG	9/2026	3,095
AUD	78,528	USD	54,824	JPMorgan Chase Bank NA	9/2026	1,449
AUD	65,178	USD	45,603	Royal Bank of Canada	9/2026	1,104
AUD	1,840,000	USD	1,308,106	BNP Paribas SA	9/2026	10,172
AUD	3,460,000	USD	2,417,481	BNP Paribas SA	9/2026	61,454
AUD	940,000	USD	673,418	BNP Paribas SA	9/2026	50
AUD	3,103,000	USD	2,188,849	JPMorgan Chase Bank NA	9/2026	34,312
AUD	303,667	USD	217,091	State Street Bank & Trust Co	10/2026	422
BRL	2,577,090	USD	497,354	Bank of America NA	9/2026	5
BRL	2,504,409	USD	486,548	Goldman Sachs Bank USA	9/2026	(3,216)
BRL	30,111	USD	5,707	Goldman Sachs Bank USA	9/2026	104
BRL	37,567	USD	7,134	Goldman Sachs Bank USA	9/2026	116
BRL	23,050,685	USD	4,452,217	Bank of America NA	10/2026	(34,176)
BRL	2,626,581	USD	495,404	Bank of America NA	12/2026	2,068
CAD	1,215,511	USD	866,887	State Street Bank & Trust Co	9/2026	10,137
CAD	3,129,806	USD	2,250,000	BNP Paribas SA	9/2026	9,654
CAD	9,564,970	USD	6,870,000	BNP Paribas SA	9/2026	35,708
CAD	1,195,358	USD	870,000	BNP Paribas SA	9/2026	(6,976)
CAD	1,732,157	USD	1,250,000	Bank of America NA	9/2026	581
CAD	86,000	USD	60,980	Morgan Stanley	9/2026	1,110
CAD	87,000	USD	62,858	Morgan Stanley	9/2026	(46)
CHF	1,637,633	USD	2,033,467	BNP Paribas SA	9/2026	(7,571)
CHF	3,489,590	USD	4,380,000	BNP Paribas SA	9/2026	(56,337)
CHF	1,567,000	USD	1,990,725	JPMorgan Chase Bank NA	9/2026	(49,184)
CLP	699,738,978	USD	766,800	BNP Paribas SA	9/2026	(17,009)
CLP	296,722,868	USD	325,200	BNP Paribas SA	9/2026	(7,253)
CLP	1,823,475,004	USD	2,100,415	Citibank NA	9/2026	(146,508)
CLP	149,698,036	USD	168,204	UBS AG	9/2026	(7,798)
CLP	1,717,196,824	USD	1,851,525	UBS AG	9/2026	(11,499)
CNY	13,865,000	USD	2,063,402	Barclays Bank PLC	9/2026	2,299
COP	1,816,137,577	USD	500,000	BNP Paribas SA	9/2026	61,673
COP	1,667,692,785	USD	478,356	Barclays Bank PLC	9/2026	37,408
COP	2,105,601,402	USD	637,289	Citibank NA	9/2026	13,907
COP	3,821,401,218	USD	1,219,337	Citibank NA	9/2026	(37,500)
COP	1,649,500,000	USD	500,000	Citibank NA	9/2026	10,138
COP	2,976,870,957	USD	853,184	Goldman Sachs Bank USA	9/2026	67,467
COP	1,635,851,039	USD	421,796	State Street Bank & Trust Co	9/2026	84,120
COP	450,727,142	USD	123,264	Citibank NA	11/2026	14,351
COP	442,534,487	USD	121,669	Goldman Sachs Bank USA	11/2026	13,444
COP	441,901,808	USD	121,669	Goldman Sachs Bank USA	11/2026	13,251
COP	441,901,808	USD	121,669	Goldman Sachs Bank USA	11/2026	13,251
COP	14,393,115,931	USD	3,688,273	UBS AG	12/2026	678,196
CZK	10,308,257	USD	485,840	Deutsche Bank AG	9/2026	9,748
CZK	19,728,162	USD	956,000	BNP Paribas SA	9/2026	(7,485)
CZK	6,074,961	USD	291,000	BNP Paribas SA	9/2026	1,080
CZK	6,741,683	USD	323,000	BNP Paribas SA	9/2026	1,135
CZK	28,193,978	USD	1,366,000	BNP Paribas SA	9/2026	(10,455)
CZK	6,882,705	USD	326,399	BNP Paribas SA	9/2026	4,516
CZK	10,722,815	USD	508,601	JPMorgan Chase Bank NA	9/2026	6,944
CZK	10,569,249	USD	500,410	JPMorgan Chase Bank NA	9/2026	7,759
EUR	17,000	USD	19,743	BNP Paribas SA	9/2026	14
EUR	33,000	USD	38,544	BNP Paribas SA	9/2026	(192)
EUR	71,000	USD	82,928	BNP Paribas SA	9/2026	(413)
EUR	8,000	USD	9,235	BNP Paribas SA	9/2026	63
EUR	64,000	USD	73,916	BNP Paribas SA	9/2026	464
EUR	29,000	USD	33,493	BNP Paribas SA	9/2026	210
EUR	38,000	USD	44,505	BNP Paribas SA	9/2026	(342)
EUR	24,000	USD	27,863	BNP Paribas SA	9/2026	29
EUR	42,000	USD	48,719	BNP Paribas SA	9/2026	93
EUR	25,000	USD	28,946	Barclays Bank PLC	9/2026	109
EUR	18,000	USD	20,673	Barclays Bank PLC	9/2026	246
EUR	1,213,000	USD	1,418,166	Barclays Bank PLC	9/2026	(8,438)
EUR	41,000	USD	47,471	Barclays Bank PLC	9/2026	178
EUR	235,849	USD	270,000	Canadian Imperial Bank of Commerce	9/2026	4,100
EUR	17,000	USD	19,546	Citibank NA	9/2026	211
EUR	28,000	USD	32,209	Citibank NA	9/2026	332
EUR	26,000	USD	30,264	Citibank NA	9/2026	(47)
EUR	128,000	USD	147,721	JPMorgan Chase Bank NA	9/2026	1,039
EUR	30,000	USD	34,305	JPMorgan Chase Bank NA	9/2026	560
EUR	3,000	USD	3,434	JPMorgan Chase Bank NA	9/2026	53
EUR	13,000	USD	15,037	JPMorgan Chase Bank NA	9/2026	71
EUR	92,000	USD	105,329	JPMorgan Chase Bank NA	9/2026	1,592
EUR	15,000	USD	17,189	JPMorgan Chase Bank NA	9/2026	244
EUR	28,000	USD	32,175	JPMorgan Chase Bank NA	9/2026	366
EUR	3,950,000	USD	4,560,853	JPMorgan Chase Bank NA	9/2026	29,769
EUR	80,000	USD	92,325	JPMorgan Chase Bank NA	9/2026	650
EUR	108,000	USD	123,500	JPMorgan Chase Bank NA	9/2026	2,016
EUR	95,000	USD	108,885	Morgan Stanley	9/2026	1,522
EUR	32,000	USD	36,669	Morgan Stanley	9/2026	521
EUR	43,442	USD	50,000	Morgan Stanley	9/2026	488
EUR	118,000	USD	135,283	Morgan Stanley	9/2026	1,855
EUR	20,000	USD	22,858	State Street Bank & Trust Co	9/2026	385
EUR	16,000	USD	18,318	State Street Bank & Trust Co	9/2026	277
EUR	34,000	USD	38,878	State Street Bank & Trust Co	9/2026	637
EUR	42,000	USD	48,088	State Street Bank & Trust Co	9/2026	724
EUR	8,000	USD	9,148	State Street Bank & Trust Co	9/2026	150
EUR	113,000	USD	128,990	State Street Bank & Trust Co	9/2026	2,337
EUR	35,000	USD	40,317	State Street Bank & Trust Co	9/2026	359
EUR	75,000	USD	85,381	State Street Bank & Trust Co	9/2026	1,783
GBP	2,175,000	USD	2,936,994	BNP Paribas SA	9/2026	10,177
GBP	637,500	USD	863,052	BNP Paribas SA	9/2026	774
GBP	12,000	USD	16,151	BNP Paribas SA	9/2026	109
GBP	52,000	USD	70,481	BNP Paribas SA	9/2026	(20)
GBP	14,000	USD	18,942	BNP Paribas SA	9/2026	28
GBP	4,375,000	USD	5,910,402	BNP Paribas SA	9/2026	17,815
GBP	45,000	USD	60,560	Bank of America NA	9/2026	416
GBP	1,100,000	USD	1,500,628	Bank of America NA	9/2026	(10,105)
GBP	300,000	USD	407,907	Bank of America NA	9/2026	(1,401)
GBP	20,000	USD	27,313	Bank of America NA	9/2026	(212)
GBP	20,000	USD	26,758	Barclays Bank PLC	9/2026	342
GBP	7,920	USD	10,531	Barclays Bank PLC	9/2026	201
GBP	8,000	USD	10,669	Citibank NA	9/2026	171
GBP	5,000	USD	6,703	Citibank NA	9/2026	72
GBP	9,000	USD	12,112	Citibank NA	9/2026	83
GBP	25,000	USD	34,112	Citibank NA	9/2026	(237)
GBP	38,000	USD	51,080	Citibank NA	9/2026	411
GBP	57,000	USD	76,950	Citibank NA	9/2026	287
GBP	19,000	USD	25,754	Citibank NA	9/2026	(8)
GBP	11,000	USD	14,560	JPMorgan Chase Bank NA	9/2026	346
GBP	10,000	USD	13,369	JPMorgan Chase Bank NA	9/2026	181
GBP	7,000	USD	9,543	JPMorgan Chase Bank NA	9/2026	(57)
GBP	8,000	USD	10,667	JPMorgan Chase Bank NA	9/2026	173
GBP	332,000	USD	445,334	JPMorgan Chase Bank NA	9/2026	4,533
GBP	7,000	USD	9,374	State Street Bank & Trust Co	9/2026	111
GBP	25,000	USD	33,713	State Street Bank & Trust Co	9/2026	162
GBP	6,000	USD	8,017	State Street Bank & Trust Co	9/2026	113
GBP	7,000	USD	9,251	State Street Bank & Trust Co	9/2026	234
HKD	608,000	USD	77,726	BNP Paribas SA	9/2026	(127)
HKD	557,000	USD	71,227	Bank of America NA	9/2026	(138)
HUF	850,610,618	USD	2,686,153	Bank of America NA	9/2026	17,826
HUF	272,009,115	USD	875,205	BNP Paribas SA	9/2026	(10,741)
HUF	392,613,461	USD	1,263,795	Barclays Bank PLC	9/2026	(16,042)
HUF	256,808,966	USD	818,619	Deutsche Bank AG	10/2026	(3,326)
IDR	17,862,438	USD	1,000	BNP Paribas SA	9/2026	7
IDR	9,740,905,336	USD	545,000	BNP Paribas SA	9/2026	4,212
IDR	10,296,348,159	USD	570,000	BNP Paribas SA	9/2026	10,529
IDR	8,907,262,069	USD	493,000	BNP Paribas SA	9/2026	9,209
IDR	287,924,611	USD	15,769	Barclays Bank PLC	9/2026	465
IDR	11,595,683,000	USD	649,000	Deutsche Bank AG	9/2026	4,788
IDR	5,416,878,600	USD	300,000	State Street Bank & Trust Co	9/2026	5,414
ILS	1,969,478	USD	644,697	Citibank NA	9/2026	14,117
ILS	2,039,136	USD	668,038	Citibank NA	9/2026	14,077
ILS	5,945,537	USD	1,932,377	JPMorgan Chase Bank NA	9/2026	56,476
ILS	2,391,262	USD	810,000	BNP Paribas SA	9/2026	(9,909)
ILS	47,000	USD	15,657	Bank of America NA	9/2026	69
ILS	1,257,615	USD	413,093	Citibank NA	10/2026	8,069
INR	34,899,918	USD	361,564	Goldman Sachs Bank USA	9/2026	4,785
INR	17,418,862	USD	182,904	JPMorgan Chase Bank NA	9/2026	(56)
JPY	468,336,392	USD	2,944,812	State Street Bank & Trust Co	9/2026	(13,129)
JPY	544,401,780	USD	3,492,000	BNP Paribas SA	9/2026	(80,362)
JPY	263,582,039	USD	1,680,000	BNP Paribas SA	9/2026	(28,193)
JPY	11,800,000	USD	73,898	BNP Paribas SA	9/2026	49
JPY	808,400,000	USD	5,077,432	JPMorgan Chase Bank NA	9/2026	(11,380)
JPY	13,300,000	USD	82,942	JPMorgan Chase Bank NA	9/2026	406
JPY	562,376,650	USD	3,608,000	JPMorgan Chase Bank NA	9/2026	(83,718)
JPY	11,500,000	USD	71,789	JPMorgan Chase Bank NA	9/2026	279
JPY	10,400,000	USD	65,500	JPMorgan Chase Bank NA	9/2026	(326)
JPY	13,500,000	USD	86,281	Morgan Stanley	9/2026	(1,680)
KRW	446,002,341	USD	299,000	BNP Paribas SA	9/2026	27,256
KRW	850,608,626	USD	610,000	BNP Paribas SA	9/2026	12,230
KRW	1,516,150,024	USD	1,070,000	BNP Paribas SA	9/2026	39,080
KRW	1,955,791,960	USD	1,361,000	BNP Paribas SA	9/2026	69,683
KRW	732,224,960	USD	496,000	Barclays Bank PLC	9/2026	39,631
KRW	1,048,388,751	USD	729,000	Citibank NA	9/2026	37,908
KRW	487,622,134	USD	336,000	Citibank NA	9/2026	20,701
KRW	1,366,479,640	USD	916,000	JPMorgan Chase Bank NA	9/2026	83,595
KRW	616,613,636	USD	400,000	State Street Bank & Trust Co	9/2026	51,060
MXN	26,549,274	USD	1,547,000	BNP Paribas SA	9/2026	13,475
MXN	21,355,149	USD	1,237,000	BNP Paribas SA	9/2026	18,182
MXN	21,230,366	USD	1,230,000	JPMorgan Chase Bank NA	9/2026	17,848
MXN	5,200,165	USD	306,000	Morgan Stanley	9/2026	(352)
MXN	46,666,117	USD	2,686,021	JPMorgan Chase Bank NA	9/2026	56,427
MXN	144,605	USD	8,423	UBS AG	9/2026	75
MXN	39,427,290	USD	2,266,887	Goldman Sachs Bank USA	12/2026	33,467
MXN	6,750,798	USD	381,880	JPMorgan Chase Bank NA	12/2026	11,990
MYR	3,267,067	USD	808,000	Barclays Bank PLC	9/2026	3,824
MYR	4,815,680	USD	1,192,000	Barclays Bank PLC	9/2026	4,635
MYR	5,322,331	USD	1,302,609	Barclays Bank PLC	9/2026	20,255
NOK	7,387,149	USD	790,000	BNP Paribas SA	9/2026	452
NOK	14,785,612	USD	1,570,000	BNP Paribas SA	9/2026	12,115
NOK	21,716,342	USD	2,275,744	BNP Paribas SA	9/2026	47,984
NOK	6,309,981	USD	664,256	BNP Paribas SA	9/2026	10,935
NOK	35,525,000	USD	3,722,557	Barclays Bank PLC	9/2026	78,748
NZD	2,000,000	USD	1,194,206	BNP Paribas SA	9/2026	(10,458)
NZD	5,450,000	USD	3,187,171	BNP Paribas SA	9/2026	38,544
NZD	1,800,000	USD	1,051,802	JPMorgan Chase Bank NA	9/2026	13,572
NZD	3,940,000	USD	2,319,514	JPMorgan Chase Bank NA	9/2026	12,470
PEN	16,401	USD	4,768	Citibank NA	9/2026	104
PEN	3,604,860	USD	1,067,000	Citibank NA	9/2026	3,740
PEN	6,422,333	USD	1,854,826	Citibank NA	10/2026	50,527
PEN	2,725,803	USD	796,879	Citibank NA	11/2026	10,631
PEN	3,471,306	USD	1,001,358	Citibank NA	12/2026	26,458
PEN	6,422,333	USD	1,859,929	Deutsche Bank AG	12/2026	41,654
PEN	2,725,803	USD	790,629	Morgan Stanley	12/2026	16,452
PHP	50,000,400	USD	816,000	Barclays Bank PLC	9/2026	(14,475)
PHP	36,904,254	USD	600,000	Canadian Imperial Bank of Commerce	9/2026	(8,411)
PLN	10,475,319	USD	2,801,378	Goldman Sachs Bank USA	9/2026	9,654
PLN	4,563,634	USD	1,238,000	BNP Paribas SA	9/2026	(13,364)
PLN	12,870,471	USD	3,454,000	BNP Paribas SA	9/2026	(252)
PLN	97,000	USD	25,987	Bank of America NA	9/2026	42
PLN	46,000	USD	12,591	Bank of America NA	9/2026	(247)
PLN	46,000	USD	12,279	Barclays Bank PLC	9/2026	65
PLN	13,000	USD	3,459	Canadian Imperial Bank of Commerce	9/2026	29
PLN	1,140,457	USD	302,000	Canadian Imperial Bank of Commerce	9/2026	4,038
PLN	890,699	USD	239,000	Citibank NA	9/2026	16
PLN	21,000	USD	5,571	Goldman Sachs Bank USA	9/2026	64
PLN	13,000	USD	3,472	Goldman Sachs Bank USA	9/2026	16
PLN	62,000	USD	16,383	Morgan Stanley	9/2026	255
PLN	10,470,029	USD	2,814,055	JPMorgan Chase Bank NA	12/2026	(3,969)
SEK	38,405,477	USD	4,060,000	BNP Paribas SA	9/2026	(46,943)
SEK	305,000	USD	32,042	BNP Paribas SA	9/2026	(172)
SEK	290,000	USD	30,595	BNP Paribas SA	9/2026	(292)
SEK	315,000	USD	33,002	JPMorgan Chase Bank NA	9/2026	(87)
SEK	315,000	USD	32,695	Morgan Stanley	9/2026	220
SGD	382,383	USD	301,160	Deutsche Bank AG	9/2026	(332)
SGD	2,533,620	USD	1,982,000	BNP Paribas SA	9/2026	13,132
SGD	107,000	USD	83,091	Bank of America NA	9/2026	1,167
SGD	1,172,168	USD	923,000	Barclays Bank PLC	9/2026	39
SGD	80,000	USD	62,305	Barclays Bank PLC	9/2026	692
SGD	84,000	USD	65,294	Deutsche Bank AG	9/2026	853
SGD	86,000	USD	67,424	Deutsche Bank AG	9/2026	297
THB	39,469,331	USD	1,198,000	BNP Paribas SA	9/2026	(6,098)
THB	18,745,682	USD	572,000	BNP Paribas SA	9/2026	(5,914)
TWD	46,668,405	USD	1,466,000	BNP Paribas SA	9/2026	7,263
TWD	25,334,160	USD	800,000	BNP Paribas SA	9/2026	(233)
TWD	127,613,180	USD	3,971,529	Deutsche Bank AG	9/2026	57,058
USD	217,193	AUD	303,667	State Street Bank & Trust Co	9/2026	(415)
USD	1,177,379	AUD	1,700,000	BNP Paribas SA	9/2026	(40,595)
USD	619,444	AUD	900,000	BNP Paribas SA	9/2026	(25,366)
USD	618,729	AUD	900,000	BNP Paribas SA	9/2026	(26,081)
USD	2,185,137	AUD	3,100,000	BNP Paribas SA	9/2026	(35,874)
USD	18,884	AUD	27,000	Citibank NA	9/2026	(461)
USD	495,404	BRL	2,577,090	Bank of America NA	9/2026	(1,955)
USD	496,389	BRL	2,572,087	Goldman Sachs Bank USA	9/2026	(5)
USD	500,000	BRL	2,574,009	BNP Paribas SA	9/2026	4,829
USD	3,400,000	BRL	17,999,090	BNP Paribas SA	9/2026	(62,550)
USD	36,597	BRL	200,000	Bank of America NA	10/2026	(1,737)
USD	2,300,000	CAD	3,180,478	Bank of America NA	9/2026	3,762
USD	2,000,000	CAD	2,776,816	Citibank NA	9/2026	(4,803)
USD	4,933,064	CAD	6,881,000	JPMorgan Chase Bank NA	9/2026	(34,874)
USD	84,857	CAD	120,000	Morgan Stanley	9/2026	(1,780)
USD	18,185	CAD	25,000	UBS AG	9/2026	136
USD	2,004,360	CHF	1,637,957	State Street Bank & Trust Co	9/2026	(21,937)
USD	1,900,000	CHF	1,497,835	BNP Paribas SA	9/2026	44,157
USD	3,800,000	CHF	2,964,350	BNP Paribas SA	9/2026	127,119
USD	29,790	CHF	24,000	UBS AG	9/2026	53
USD	2,033,467	CHF	1,632,248	BNP Paribas SA	10/2026	7,482
USD	469,100	CLP	443,243,996	BNP Paribas SA	9/2026	(5,849)
USD	1,340,000	CLP	1,246,001,821	BNP Paribas SA	9/2026	4,873
USD	1,244,300	CLP	1,147,521,039	BNP Paribas SA	9/2026	14,698
USD	1,455,700	CLP	1,339,753,495	Citibank NA	9/2026	20,115
USD	4,000	CLP	3,720,400	State Street Bank & Trust Co	9/2026	13
USD	280,900	CLP	265,604,995	UBS AG	9/2026	(3,703)
USD	249,000	CLP	231,321,000	UBS AG	9/2026	1,133
USD	1,851,525	CLP	1,715,511,936	UBS AG	12/2026	11,662
USD	1,600,000	CNY	10,831,101	BNP Paribas SA	9/2026	(13,690)
USD	68,044	COP	268,453,046	Bank of America NA	9/2026	(14,980)
USD	35,725	COP	141,765,731	Citibank NA	9/2026	(8,119)
USD	550,552	COP	1,816,175,062	Citibank NA	9/2026	(11,133)
USD	137,533	COP	447,712,020	Goldman Sachs Bank USA	9/2026	(930)
USD	293,000	COP	953,026,450	Goldman Sachs Bank USA	9/2026	(1,741)
USD	694,542	COP	2,293,107,567	Royal Bank of Canada	9/2026	(14,643)
USD	1,661,990	COP	5,469,956,976	UBS AG	9/2026	(29,693)
USD	1,112,501	COP	4,292,917,663	UBS AG	9/2026	(215,161)
USD	637,289	COP	2,134,438,710	Citibank NA	11/2026	(14,392)
USD	1,219,337	COP	3,901,572,606	Citibank NA	12/2026	35,709
USD	555,000	CZK	11,857,770	BNP Paribas SA	9/2026	(15,113)
USD	245,000	CZK	5,235,650	Barclays Bank PLC	9/2026	(6,726)
USD	613,000	CZK	12,972,000	JPMorgan Chase Bank NA	9/2026	(10,684)
USD	887,000	CZK	18,758,646	JPMorgan Chase Bank NA	9/2026	(14,901)
USD	1,100,000	CZK	23,082,673	JPMorgan Chase Bank NA	9/2026	(9,797)
USD	27,427	CZK	577,000	Bank of America NA	9/2026	(315)
USD	48,689	EUR	42,000	BNP Paribas SA	9/2026	(96)
USD	1,145,614	EUR	1,000,000	BNP Paribas SA	9/2026	(16,569)
USD	1,160,936	EUR	1,000,000	BNP Paribas SA	9/2026	(1,247)
USD	2,316,294	EUR	2,000,000	BNP Paribas SA	9/2026	(8,072)
USD	1,143,278	EUR	1,000,000	BNP Paribas SA	9/2026	(18,905)
USD	35,023	EUR	30,000	BNP Paribas SA	9/2026	158
USD	69,839	EUR	60,000	Citibank NA	9/2026	108
USD	125,989	EUR	109,000	Citibank NA	9/2026	(689)
USD	660,977	EUR	577,000	JPMorgan Chase Bank NA	9/2026	(9,603)
USD	1,591,636	EUR	1,367,000	Morgan Stanley	9/2026	2,932
USD	21,095	EUR	18,000	Morgan Stanley	9/2026	176
USD	233,374	EUR	205,000	State Street Bank & Trust Co	9/2026	(4,874)
USD	1,982,048	GBP	1,500,000	BNP Paribas SA	9/2026	(50,484)
USD	6,616	GBP	5,000	BNP Paribas SA	9/2026	(159)
USD	37,850	GBP	28,000	BNP Paribas SA	9/2026	(90)
USD	3,807,572	GBP	2,875,000	BNP Paribas SA	9/2026	(88,113)
USD	27,245	GBP	20,000	BNP Paribas SA	9/2026	144
USD	33,664	GBP	25,000	Bank of America NA	9/2026	(212)
USD	10,666	GBP	8,000	Barclays Bank PLC	9/2026	(174)
USD	1,158,849	GBP	864,000	Citibank NA	9/2026	(11,889)
USD	11,897	GBP	9,000	JPMorgan Chase Bank NA	9/2026	(298)
USD	18,431	GBP	14,000	JPMorgan Chase Bank NA	9/2026	(540)
USD	13,412	GBP	10,000	JPMorgan Chase Bank NA	9/2026	(138)
USD	12,049	GBP	9,000	JPMorgan Chase Bank NA	9/2026	(147)
USD	69,624	GBP	52,000	JPMorgan Chase Bank NA	9/2026	(837)
USD	24,200	GBP	18,000	State Street Bank & Trust Co	9/2026	(190)
USD	83,466	GBP	62,000	State Street Bank & Trust Co	9/2026	(545)
USD	57,128	GBP	43,000	State Street Bank & Trust Co	9/2026	(1,138)
USD	9,251	GBP	7,000	State Street Bank & Trust Co	9/2026	(234)
USD	141,365	HKD	1,106,000	Bank of America NA	9/2026	207
USD	89,325	HKD	700,000	Barclays Bank PLC	9/2026	(15)
USD	143,139	HKD	1,120,000	Canadian Imperial Bank of Commerce	9/2026	194
USD	818,619	HUF	256,473,333	Deutsche Bank AG	9/2026	3,324
USD	1,814,345	HUF	571,632,141	BNP Paribas SA	9/2026	(2,342)
USD	396,000	HUF	127,327,826	BNP Paribas SA	9/2026	(8,657)
USD	808,000	HUF	254,691,578	BNP Paribas SA	9/2026	(1,428)
USD	365,000	HUF	115,248,860	Barclays Bank PLC	9/2026	(1,269)
USD	553,000	HUF	177,374,750	Citibank NA	9/2026	(10,709)
USD	485,653	HUF	152,956,412	Deutsche Bank AG	9/2026	(453)
USD	610,173	IDR	11,088,326,130	BNP Paribas SA	9/2026	(15,009)
USD	504,278	IDR	9,157,177,120	Deutsche Bank AG	9/2026	(12,022)
USD	581,178	IDR	10,570,465,464	Goldman Sachs Bank USA	9/2026	(14,806)
USD	1,706,272	IDR	31,254,641,024	JPMorgan Chase Bank NA	9/2026	(55,927)
USD	428,000	ILS	1,273,244	Citibank NA	9/2026	1,986
USD	513,000	ILS	1,537,552	JPMorgan Chase Bank NA	9/2026	(1,449)
USD	1,700,000	ILS	5,075,231	JPMorgan Chase Bank NA	9/2026	1,881
USD	1,543,145	INR	147,836,347	Goldman Sachs Bank USA	9/2026	(8,711)
USD	182,904	INR	17,556,955	JPMorgan Chase Bank NA	12/2026	(117)
USD	73,813	JPY	11,800,000	BNP Paribas SA	9/2026	(52)
USD	3,935,692	JPY	629,017,823	JPMorgan Chase Bank NA	9/2026	(1,822)
USD	2,521,586	JPY	411,328,597	State Street Bank & Trust Co	9/2026	(53,241)
USD	2,500,000	JPY	401,614,102	BNP Paribas SA	9/2026	(16,821)
USD	700,000	JPY	113,127,177	BNP Paribas SA	9/2026	(8,941)
USD	2,401,000	JPY	380,973,128	Bank of America NA	9/2026	13,531
USD	1,399,000	JPY	221,951,601	Bank of America NA	9/2026	8,081
USD	700,000	JPY	112,983,661	Bank of America NA	9/2026	(8,042)
USD	29,762	JPY	4,700,000	JPMorgan Chase Bank NA	9/2026	308
USD	20,214	JPY	3,200,000	JPMorgan Chase Bank NA	9/2026	160
USD	15,825	JPY	2,500,000	Morgan Stanley	9/2026	158
USD	2,944,812	JPY	467,228,701	State Street Bank & Trust Co	10/2026	13,071
USD	600,000	KRW	914,275,316	BNP Paribas SA	9/2026	(68,802)
USD	2,912,889	KRW	4,120,631,405	Bank of America NA	9/2026	(101,398)
USD	1,210,000	MXN	21,220,719	Citibank NA	9/2026	(37,281)
USD	490,000	MXN	8,592,005	JPMorgan Chase Bank NA	9/2026	(15,008)
USD	624,000	MXN	10,597,192	Barclays Bank PLC	9/2026	1,230
USD	457,000	MXN	7,744,519	Barclays Bank PLC	9/2026	1,874
USD	2,266,887	MXN	39,142,342	Goldman Sachs Bank USA	9/2026	(33,408)
USD	381,880	MXN	6,702,949	JPMorgan Chase Bank NA	9/2026	(12,035)
USD	55,235	MXN	965,000	Morgan Stanley	9/2026	(1,475)
USD	454,000	MXN	7,797,039	Goldman Sachs Bank USA	12/2026	(912)
USD	10,444	MXN	183,181	JPMorgan Chase Bank NA	12/2026	(244)
USD	8,423	MXN	145,677	UBS AG	12/2026	(76)
USD	1,400,000	MYR	5,680,500	Barclays Bank PLC	9/2026	(11,531)
USD	700,000	MYR	2,847,950	Barclays Bank PLC	9/2026	(7,679)
USD	800,000	MYR	3,296,000	Barclays Bank PLC	9/2026	(19,014)
USD	152,211	NOK	1,450,160	Bank of America NA	9/2026	(2,990)
USD	414,501	NOK	4,015,236	UBS AG	9/2026	(15,223)
USD	600,000	NOK	5,941,231	BNP Paribas SA	9/2026	(35,733)
USD	600,000	NOK	5,921,832	BNP Paribas SA	9/2026	(33,658)
USD	800,000	NOK	7,954,118	BNP Paribas SA	9/2026	(51,120)
USD	1,000,000	NOK	9,513,940	BNP Paribas SA	9/2026	(18,026)
USD	600,000	NOK	5,818,064	BNP Paribas SA	9/2026	(22,554)
USD	2,300,000	NOK	21,800,980	BNP Paribas SA	9/2026	(32,785)
USD	29,843	NOK	285,000	Morgan Stanley	9/2026	(653)
USD	1,895,942	NZD	3,300,000	BNP Paribas SA	9/2026	(57,243)
USD	961,327	NZD	1,700,000	Bank of America NA	9/2026	(44,859)
USD	1,075,119	NZD	1,900,000	Goldman Sachs Bank USA	9/2026	(49,442)
USD	1,085,284	NZD	1,849,000	JPMorgan Chase Bank NA	9/2026	(9,092)
USD	1,106,005	PEN	3,802,971	Citibank NA	9/2026	(23,580)
USD	1,864,681	PEN	6,422,333	Deutsche Bank AG	10/2026	(40,672)
USD	791,446	PEN	2,725,803	Morgan Stanley	11/2026	(16,064)
USD	1,630,033	PEN	5,697,780	Citibank NA	12/2026	(57,017)
USD	1,345,696	PHP	82,983,668	Bank of America NA	9/2026	15,437
USD	549,000	PHP	33,974,865	Citibank NA	9/2026	4,370
USD	431,000	PHP	26,680,021	JPMorgan Chase Bank NA	9/2026	3,309
USD	2,814,055	PLN	10,471,098	JPMorgan Chase Bank NA	9/2026	4,156
USD	832,000	PLN	3,152,486	BNP Paribas SA	9/2026	(13,959)
USD	50,071	PLN	190,000	BNP Paribas SA	9/2026	(915)
USD	700,000	PLN	2,629,859	BNP Paribas SA	9/2026	(5,714)
USD	213,000	PLN	796,768	BNP Paribas SA	9/2026	(810)
USD	1,800,000	PLN	6,656,017	BNP Paribas SA	9/2026	13,880
USD	354,000	PLN	1,332,458	BNP Paribas SA	9/2026	(3,561)
USD	1,470,763	PLN	5,383,000	Bank of America NA	9/2026	26,253
USD	546,000	PLN	2,056,132	JPMorgan Chase Bank NA	9/2026	(5,756)
USD	219,000	PLN	818,147	Morgan Stanley	9/2026	(547)
USD	37,343	PLN	141,000	Morgan Stanley	9/2026	(494)
USD	398,685	PLN	1,517,854	Deutsche Bank AG	10/2026	(8,633)
USD	880,185	PLN	3,332,627	JPMorgan Chase Bank NA	10/2026	(14,129)
USD	800,000	SEK	7,781,563	BNP Paribas SA	9/2026	(13,109)
USD	800,000	SEK	7,732,552	BNP Paribas SA	9/2026	(7,988)
USD	1,900,000	SEK	17,830,056	BNP Paribas SA	9/2026	36,906
USD	382,400	SEK	3,702,248	Bank of America NA	9/2026	(4,455)
USD	1,117,600	SEK	10,810,454	Barclays Bank PLC	9/2026	(12,004)
USD	290,400	SEK	2,715,000	JPMorgan Chase Bank NA	9/2026	6,705
USD	16,288	SEK	155,000	UBS AG	9/2026	92
USD	698,399	SGD	900,841	UBS AG	9/2026	(10,310)
USD	2,100,000	SGD	2,677,364	BNP Paribas SA	9/2026	(8,324)
USD	128,759	SGD	164,000	Barclays Bank PLC	9/2026	(385)
USD	301,160	SGD	381,603	Deutsche Bank AG	10/2026	338
USD	1,606,290	THB	52,661,495	BNP Paribas SA	9/2026	16,008
USD	393,710	THB	12,934,601	BNP Paribas SA	9/2026	3,108
USD	563,197	THB	18,300,523	JPMorgan Chase Bank NA	9/2026	10,554
USD	885,797	THB	29,006,758	JPMorgan Chase Bank NA	9/2026	9,846
USD	6,892	TRY	337,233	Barclays Bank PLC	9/2026	(47)
USD	174,138	TRY	8,594,893	Barclays Bank PLC	9/2026	(780)
USD	6,818	TRY	335,703	Barclays Bank PLC	9/2026	(14)
USD	2,740,620	TWD	86,754,319	JPMorgan Chase Bank NA	9/2026	1,895
USD	800,000	TWD	25,319,470	State Street Bank & Trust Co	9/2026	696
USD	1,300,000	TWD	41,556,654	State Street Bank & Trust Co	9/2026	(11,891)
USD	3,971,529	TWD	127,216,027	Deutsche Bank AG	11/2026	(58,429)
USD	278,800	ZAR	4,621,916	BNP Paribas SA	9/2026	(7,908)
USD	1,132,000	ZAR	18,750,627	BNP Paribas SA	9/2026	(31,144)
USD	987,000	ZAR	16,592,954	Bank of America NA	9/2026	(42,298)
USD	48,074	ZAR	791,000	Barclays Bank PLC	9/2026	(993)
USD	1,251,200	ZAR	20,755,613	Barclays Bank PLC	9/2026	(36,317)
USD	32,957	ZAR	537,000	Citibank NA	9/2026	(354)
USD	468,000	ZAR	7,750,999	JPMorgan Chase Bank NA	9/2026	(12,812)
ZAR	12,326,866	USD	754,000	BNP Paribas SA	9/2026	10,663
ZAR	26,409,170	USD	1,629,000	BNP Paribas SA	9/2026	9,220
ZAR	12,050,279	USD	735,000	BNP Paribas SA	9/2026	12,506
ZAR	32,700,000	USD	2,008,771	Bank of America NA	9/2026	19,684
ZAR	4,697,054	USD	287,000	Bank of America NA	9/2026	4,369
ZAR	511,000	USD	31,556	Deutsche Bank AG	9/2026	143
ZAR	12,201,573	USD	746,000	Morgan Stanley	9/2026	10,891

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						4,148
Unrealized Appreciation						3,020,092
Unrealized Depreciation						(3,015,944)

Credit Default Swaps
Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty(3)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(2)(5)		Value ($)(1)	Upfront Premium Received/ (Paid) ($)(4)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
5Y CDX EM CDSI Series 44 Index		12/2030	ICE	(1%)	Quarterly		300,000	(3,699)	0	(3,699)

Sell Protection
iTraxx Crossover Series 44 Index	NR	12/2030	Bank of America NA	5%	Quarterly	EUR	200,000	43,596	(38,166)	5,430
5Y CDX NA IG Series 46 Index	NR	6/2031	ICE	1%	Quarterly		9,310,000	596	0	596
5Y CDX EM CDSI Series 45 Index	NR	6/2031	ICE	1%	Quarterly		9,100,000	122,243	0	122,243
5Y CDX NA IG Series 45 Index	NR	6/2031	ICE	5%	Quarterly	EUR	12,000,000	595,626	0	595,626
iTraxx Europe Series 45 Index	NR	6/2031	ICE	1%	Quarterly	EUR	37,000,000	379,151	0	379,151
5Y CDX NA IG Series 46 Index	NR	6/2031	ICE	1%	Quarterly		68,000,000	428,744	0	428,744
5Y CDX EM CDSI Series 45 Index	NR	6/2031	ICE	1%	Quarterly		3,000,000	81,753	0	81,753
CDX NA HY Series 46 Index	NR	6/2031	ICE	5%	Quarterly		1,352,400	1,339	0	1,339
CDX NA HY Series 46 Index	NR	6/2031	ICE	5%	Quarterly		4,900,000	225,028	0	225,028
iTraxx Europe Series 45 Index	NR	6/2031	ICE	1%	Quarterly	EUR	7,200,000	4,359	0	4,359
iTraxx Crossover Series 45 Index	NR	6/2031	ICE	5%	Quarterly	EUR	975,000	674	0	674

TOTAL SELL PROTECTION								1,883,109	(38,166)	1,844,943
TOTAL CREDIT DEFAULT SWAPS								1,879,410	(38,166)	1,841,244

(1)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(3)Swaps with Intercontinental Exchange (ICE) are centrally cleared swaps.

(4)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(5)Notional amount is stated in U.S. Dollars unless otherwise noted.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)		Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
US CPI Urban Consumer NSA Index(4)	At Maturity	2.525%	At Maturity	LCH	6/2033		900,000	6,868	0	6,868
US CPI Urban Consumer NSA Index(4)	At Maturity	2.595%	At Maturity	LCH	7/2033		2,900,000	16,251	0	16,251
2.5%	At Maturity	US CPI Urban Consumer NSA Index(4)	At Maturity	LCH	3/2033		3,800,000	(51,161)	0	(51,161)
13.47%	At Maturity	Brazil CETIP Interbank Deposit Rate(4)	At Maturity	CME	1/2031	BRL	2,400,000	(12,728)	0	(12,728)
4.13%	Annual	6M PRIBOR(4)	Semi-Annual	CME	10/2035	CZK	47,700,000	(110,827)	0	(110,827)
12.8%	At Maturity	Brazil CETIP Interbank Deposit Overnight Rate(4)	At Maturity	CME	1/2031	BRL	10,400,000	(83,321)	0	(83,321)
6M EURIBOR(4)	Semi-Annual	3%	Annual	LCH	9/2056	EUR	800,000	14,208	0	14,208
6M EURIBOR(4)	Semi-Annual	2.75%	Annual	LCH	9/2036	EUR	3,421,000	54,408	0	54,408
3%	Annual	U.S. SOFR Index(4)	Annual	LCH	9/2028		18,489,000	(61,030)	0	(61,030)
2.5%	Semi-Annual	Canadian Overnight Repo Rate(4)	Semi-Annual	LCH	9/2028	CAD	21,432,000	(31,341)	0	(31,341)
3%	Semi-Annual	Canadian Overnight Repo Rate(4)	Semi-Annual	LCH	9/2036	CAD	1,177,000	(15,732)	0	(15,732)
Canadian Overnight Repo Rate(4)	Semi-Annual	3.25%	Semi-Annual	LCH	9/2056	CAD	5,387,000	116,324	0	116,324
5%	Semi-Annual	6M BBSW(4)	Semi-Annual	LCH	9/2036	AUD	4,029,000	(35,599)	0	(35,599)
SONIA(4)	Annual	4.5%	Annual	LCH	9/2056	GBP	886,000	1,154	0	1,154
SONIA(4)	Annual	4%	Annual	LCH	9/2036	GBP	3,187,000	10,885	0	10,885
SONIA(4)	Annual	3.5%	Annual	LCH	9/2028	GBP	44,000	(67)	0	(67)
2.25%	Annual	6M EURIBOR(4)	Semi-Annual	LCH	9/2028	EUR	2,476,000	(4,744)	0	(4,744)
3M Australia Bank Bill Swap Rate(4)	Quarterly	4.25%	Quarterly	LCH	9/2028	AUD	18,757,000	94,048	0	94,048
Canadian Overnight Repo Rate(4)	Semi-Annual	2.75%	Semi-Annual	LCH	9/2031	CAD	2,700,000	11,925	0	11,925
3M KORIBOR(4)	Quarterly	3.5%	Quarterly	LCH	9/2031	KRW	1,064,900,000	14,872	0	14,872
3M TAIBOR(4)	Quarterly	2.25%	Quarterly	LCH	9/2031	TWD	131,500,000	18,518	0	18,518
3M HIBOR(4)	Quarterly	2.75%	Quarterly	LCH	9/2031	HKD	40,100,000	120,818	0	120,818
KLIBOR(4)	Quarterly	3.5%	Quarterly	LCH	9/2031	MYR	25,600,000	59,914	0	59,914
1.5%	Quarterly	China Fixing Repo 7D Rate(4)	Quarterly	LCH	9/2031	CNY	44,900,000	33,662	0	33,662
1.75%	Semi-Annual	SORA(4)	Semi-Annual	LCH	9/2031	SGD	1,500,000	(13,922)	0	(13,922)
FBIL MIFOR(4)	Semi-Annual	6.25%	Semi-Annual	LCH	9/2031	INR	6,400,000	714	0	714
THOR(4)	Quarterly	1.5%	Quarterly	LCH	9/2031	THB	87,900,000	(25,241)	0	(25,241)
6M PRIBOR(4)	Semi-Annual	4%	Annual	CME	6/2036	CZK	46,000,000	88,196	0	88,196
TONAR(4)	Annual	2%	Annual	LCH	9/2036	JPY	329,400,000	76,882	0	76,882
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	9/2036		1,504,000	6,216	0	6,216
U.S. SOFR Index(4)	Annual	3.25%	Annual	LCH	9/2031		3,000,000	68,203	0	68,203
U.S. SOFR Index(4)	Annual	4%	Annual	LCH	9/2056		2,925,000	35,145	0	35,145
TONAR(4)	Annual	2.75%	Annual	LCH	9/2056	JPY	395,400,000	181,105	0	181,105
Brazil CETIP Interbank Deposit Overnight Rate(4)	At Maturity	12.975%	At Maturity	CME	1/2031	BRL	38,900,000	158,399	0	158,399
3.75%	Annual	6M WIBID(4)	Semi-Annual	CME	6/2031	PLN	1,200,000	(6,358)	0	(6,358)
6M PRIBOR(4)	Semi-Annual	3.9625%	Annual	CME	11/2030	CZK	88,700,000	(24,473)	0	(24,473)
3.25%	Annual	SHIR(4)	Annual	LCH	6/2031	ILS	12,600,000	(45,902)	0	(45,902)
5.75%	Annual	6M BUBOR(4)	Semi-Annual	CME	6/2031	HUF	903,600,000	(47,965)	0	(47,965)
SORA(4)	Semi-Annual	2%	Semi-Annual	LCH	9/2031	SGD	6,600,000	(9,748)	0	(9,748)
13.1803%	At Maturity	Brazil CETIP Interbank Deposit Rate(4)	At Maturity	CME	1/2031	BRL	23,300,000	(101,620)	0	(101,620)
13.1715%	At Maturity	Brazil CETIP Interbank Deposit Rate(4)	At Maturity	CME	1/2031	BRL	1,100,000	(3,558)	0	(3,558)
1D TIIE(4)	Lunar	8%	Lunar	CME	6/2031	MXN	14,500,000	(6,301)	0	(6,301)
Brazil CETIP Interbank Deposit Rate(4)	At Maturity	14.02%	At Maturity	CME	1/2031	BRL	15,300,000	21,418	0	21,418
3.93%	Semi-Annual	6M PRIBOR(4)	Semi-Annual	CME	7/2031	CZK	57,700,000	(20,904)	0	(20,904)
Brazil CETIP Interbank Deposit Rate(4)	At Maturity	14.6838%	At Maturity	CME	1/2031	BRL	13,600,000	(22,496)	0	(22,496)
7.75%	Lunar	1D TIIE(4)	Lunar	CME	9/2031	MXN	31,800,000	(14,835)	0	(14,835)
3M Chile Interbank Offer Rate(4)	Semi-Annual	5%	Semi-Annual	CME	9/2031	CLP	3,648,200,000	16,152	0	16,152
8.25%	Monthly	28D TIIE(4)	Monthly	CME	9/2036	MXN	1,400,000	(850)	0	(850)
Colombia Overnight Interbank Rate(4)	Quarterly	10.75%	Quarterly	CME	9/2031	COP	8,216,300,000	82,742	0	82,742
9.88%	Quarterly	Colombia Overnight Interbank Rate(4)	Quarterly	CME	9/2031	COP	3,841,300,000	(33,078)	0	(33,078)
10%	Quarterly	Colombia Overnight Interbank Rate(4)	Quarterly	CME	9/2031	COP	9,456,800,000	(67,981)	0	(67,981)
14.5%	At Maturity	Brazil CETIP Interbank Deposit Rate(4)	At Maturity	CME	1/2031	BRL	9,800,000	(12,524)	0	(12,524)
Colombia Overnight Interbank Rate(4)	Quarterly	10.25%	Quarterly	CME	9/2031	COP	3,871,900,000	20,717	0	20,717
3M JIBAR(4)	Quarterly	7.8%	Quarterly	CME	6/2031	ZAR	28,600,000	(11,970)	0	(11,970)
TOTAL INTEREST RATE SWAPS								453,468	0	453,468

(1)Swaps with CME Group (CME) and LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

(4)Represents floating rate.

Total Return Swaps
Underlying Reference	Pay/ Receive Reference	Reference Payment Frequency	Financing Rate	Financing Frequency	Counterparty	Maturity Date	Notional Amount		Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
SET 50 Index	Receives	At Maturity	None	At Maturity	Morgan Stanley & Co International PLC	9/2026	THB	47,232,115	76,940	0	76,940
Bovespa Index	Pay	At Maturity	None	At Maturity	Bank of America NA	10/2026	BRL	4,455,242	(43,753)	0	(43,753)
Bovespa Index	Pay	At Maturity	None	At Maturity	Bank of America NA	10/2026	BRL	3,062,326	(34,550)	0	(34,550)
TOTAL RETURN SWAPS									(1,363)	0	(1,363)
Currency Abbreviations
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese (Peoples Rep) Yuan
COP	-	Colombian Peso
CZK	-	Czech Koruna
EUR	-	European Monetary Unit (Euro)
GBP	-	British Pound Sterling
HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian New Sol
PHP	-	Philippines
PLN	-	Polish Zloty
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	New Turkish Lira
TWD	-	Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)	Affiliated fund.
(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,550,274 or 0.5% of net assets.

(h)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,987,206 or 0.1% of net assets.

(i)	Zero coupon bond which is issued at a discount.
(j)	Includes $85,964,640 of cash collateral to cover margin requirements for futures contracts.
(k)	Includes $2,522,000 of cash collateral segregated to cover margin requirements for centrally cleared swaps.
(l)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(m)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $458,826.
(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(o)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	1,053,653	2,580,400	848,593	17,891	-	-	2,785,460	2,784,903
Fidelity Investments Money Market Government Portfolio - Institutional Class	115,114,627	9,994,172	47,218,020	838,572	-	-	77,890,779	77,890,779
Fidelity SAI Alternative Risk Premia Commodity Strategy Fund	23,209,351	-	-	-	-	(178,762)	23,030,589	2,979,378
Fidelity SAI Alternative Risk Premia Currency Strategy Fund	5,075	-	-	-	-	124	5,199	563
Fidelity SAI Convertible Arbitrage Fund	579,327,345	-	-	-	-	4,126,997	583,454,342	51,587,475
	718,710,051	12,574,572	48,066,613	856,463	-	3,948,359	687,166,369

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Commercial Paper, U.S. Treasury Obligations, Foreign Government and Government Agency Obligations and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities, Collateralized Mortgage Obligations and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as movements in the underlying index  interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Commodity Risk - Commodity Risk is the risk that the value of a commodity will fluctuate as a result of changes in market prices.

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Other Risk - Other risk includes inflation risk, which relates to the fluctuations in the value of interest-bearing securities due to changes in inflation rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Consolidated Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

The Fund used futures contracts to manage its exposure to the commodities market.

The Fund used futures contracts to manage its exposure to certain foreign currencies.

Open futures contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Consolidated Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Consolidated Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Consolidated Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Inflation Indexed Swaps: Inflation indexed swaps are agreements between counterparties to exchange cash flows, one based on the rate of inflation based on the Consumer Price Index (CPI), and the other on a fixed or floating rate. A fund enters into inflation indexed swaps to manage its exposure to inflation.

Total Return Swaps: Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, the Fund will receive a payment from or make a payment to the counterparty. The Fund entered into total return swaps to manage its commodities market exposure.

Open swaps at period end are included in the Consolidated Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's consolidated schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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